Rochdale Fixed Income Opportunities Portfolio (Prospectus Summary): | Rochdale Fixed Income Opportunities Portfolio
Rochdale Fixed Income Opportunities Portfolio

ROCHDALE INVESTMENT TRUST

Supplement dated January 9, 2013 to

the Prospectus dated April 13, 2012, as amended

Effective immediately, the Board of Trustees of Rochdale Investment Trust (the “Board”) has approved the elimination of the 2.00% redemption fee relating to redemptions or exchanges of shares of the Rochdale Dividend & Income Portfolio, the Rochdale Intermediate Fixed Income Portfolio, Rochdale Fixed Income Opportunities Portfolio, and the Rochdale Emerging Markets Portfolio held less than 45 days after the purchase of such shares.

All references to such charges in the Prospectus are deleted.

Please retain this Supplement with the Prospectus.